Material related party transactions - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Material related party transactions
Included in trade and other receivables from related parties	¥ 27,836	¥ 5,602	¥ 5,105
Included in trade and other payables to related parties	7,334	6,371	13,710
Haydon (Shanghai) Technology Co., Ltd
Material related party transactions
Included in trade and other receivables from related parties	54	46	2,150
Included in trade and other payables to related parties			53
Wow Colour Beauty Guangdong Technology Limited
Material related party transactions
Included in trade and other receivables from related parties	1,508	767	2,189
Included in trade and other payables to related parties			70
ACC Super Accessories Shenzhen Technology Limited
Material related party transactions
Included in trade and other receivables from related parties	277	293	527
Included in trade and other payables to related parties	9	9	145
Henhaohe Tea Guangdong Limited
Material related party transactions
Included in trade and other receivables from related parties			239
Miniso Lifestyle Nigeria Limited
Material related party transactions
Included in trade and other receivables from related parties	12,427	2,484
Guangzhou Mingyou Business Development Co., Ltd.
Material related party transactions
Included in trade and other receivables from related parties	1,710	2,012
Guangzhou Mingyou Business Management Co., Ltd.
Material related party transactions
Included in trade and other receivables from related parties	1,000
KOURITEN LIMITED
Material related party transactions
Included in trade and other receivables from related parties	7,521
Included in trade and other payables to related parties	1,000
Included in contract liabilities due to related parties	2,388
Shanghai Kerong Networks Limited
Material related party transactions
Included in trade and other payables to related parties	319	1,102	1,241
Nome Design Guangzhou Limited
Material related party transactions
Included in trade and other payables to related parties	126	126	126
Guangzhou Chuyunju Catering Service Co., Ltd.
Material related party transactions
Included in trade and other payables to related parties	4,204	4,204	8,971
Guangzhou Chuyunju Catering Management Co. Ltd.
Material related party transactions
Included in trade and other payables to related parties	1,676	880	3,104
MINISO Corporation (the "predecessor entity")
Material related party transactions
Included in prepayment to related parties			69
Miniso (Zhaoqing) Industrial Investment Co., Ltd.
Material related party transactions
Included in non-current trade and other receivables from related parties:	10,760	10,647
Included in trade and other receivables from related parties	3,339
Included in lease liabilities due to related parties	¥ 68,406	78,914	¥ 31,426
Guangzhou Mingchuang Business Development Co., Ltd.
Material related party transactions
Included in trade and other payables to related parties		¥ 50